Estimated Amortization Expense for Intangible Assets (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR
To be amortized during the twelve months ending March 31:
2012	$ 52.3	2,328.9
2013	51.7	2,304.5
2014	34.5	1,538.5
2015	4.9	219.0
2016	$ 0.2	7.0